Trade and Other Receivables - Summary of Movements in Group's Allowance for Expected Credit Losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	€ 15
Ending balance	8	€ 15
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Beginning balance	15	18
Provision for expected credit losses	15	12
Receivables written off	(18)	(3)
Reversal of unutilized provisions	(4)	(12)
Ending balance	€ 8	€ 15